CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 49,098,841	$ 10,336,467
Restricted cash	2,000,054	2,628,392
Accounts receivable, net	49,829,419	33,839,528
Inventories, net	49,894,514	53,683,391
Prepayments and other current assets	21,366,262	11,259,410
Total current assets	172,189,090	111,747,188
Property and equipment, net	1,428,979	1,476,512
Intangible assets	1,311,653	1,502,231
Operating lease right-of-use assets	1,203,961
Deferred tax assets	787,697	1,056,211
Other non-current assets	1,538,996	1,990,266
Total assets	178,460,376	117,772,408
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT
Short term borrowings	34,515,953	21,956,149
Accounts payable	26,439,191	23,539,964
Amounts due to related parties	16,233,461	17,423,200
Operating lease liabilities, current	1,052,046
Advances from customers	1,043,004	2,957,026
Salary and welfare payable (including salary and welfare payable of the consolidated VIEs and VIE’s subsidiary without recourse to the Company of US$ 39,585 and US$ 21,695 as of December 31, 2018 and 2019, respectively)	718,698	1,751,571
Tax payable (including tax payable of the consolidated VIEs and VIE’s subsidiary without recourse to the Company of US$ 1,848 and US$ 1,010 as of December 31, 2018 and 2019, respectively)	3,042,834	2,906,972
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated VIEs and VIE’s subsidiary without recourse to the Company of US$ 8,781 and US$ 7,238 as of December 31, 2018 and 2019, respectively)	10,516,988	4,294,370
Total current liabilities	93,562,175	74,829,252
Deferred taxes liabilities	138,406	210,076
Other non-current liabilities		108,594
Operating lease liabilities, non-current	69,347
Total liabilities	93,769,928	75,147,922
Commitments and contingencies (Note 26)
Mezzanine equity:
Redeemable non-controlling interests (redemption amount of US$ 6,993,038 as of December 31, 2018)		6,393,530
Total mezzanine equity		74,847,036
Stockholders’ (deficit)/equity:
Additional paid-in capital	105,944,278
Subscription receivables		(9,261,300)
Accumulated other comprehensive loss	(2,264,635)	(1,420,369)
Accumulated deficit	(19,556,137)	(21,852,692)
Total ECMOHO Limited shareholders’ (deficit)/equity	84,124,893	(32,533,454)
Non-controlling interests	565,555	310,904
Total shareholders’ (deficit)/equity	84,690,448	(32,222,550)
Total liabilities, mezzanine equity and shareholders’ (deficit)/equity	178,460,376	117,772,408
Class A-1 Convertible Redeemable Preferred Shares
Mezzanine equity:
Convertible Redeemable Preferred Shares		19,495,152
Class A-2 Convertible Redeemable Preferred Shares
Mezzanine equity:
Convertible Redeemable Preferred Shares		26,083,210
Series A Convertible Redeemable Preferred Shares
Mezzanine equity:
Convertible Redeemable Preferred Shares		22,875,144
Class A Ordinary Shares
Stockholders’ (deficit)/equity:
Ordinary Shares	635	155
Total shareholders’ (deficit)/equity	635	155
Class B Ordinary Shares
Stockholders’ (deficit)/equity:
Ordinary Shares	752	752
Total shareholders’ (deficit)/equity	$ 752	$ 752